Notes Payable and Long Term Loan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Schedule of Notes Payable

As of September 30, 2018, other notes payable outstanding totaled $3,929,903, of which $1,329,903 is past maturity.

	September 30,	December 31,
	2018	2017

Notes payable at beginning of period	$7,356,144	$3,193,956
Notes payable issued	2,606,870	5,837,070
Settlements on note payable	(47,500)	(95,597)
Repayments of notes payable in cash	(375,500)	(96,000)
Less amounts converted to stock	(1,127,491)	(1,483,285)
Notes payable at end of period	8,412,523	7,356,144
Less debt discount	(1,175,627)	(2,624,984)
	$7,236,896	$4,731,160

Notes payable issued to related parties	$270,000	$270,000
Notes payable issued to non-related parties	$6,966,896	$4,461,160

	As of December 31,
	2017	2016

Notes payable at beginning of period	$3,193,956	$2,333,751
Notes payable issued	5,837,070	1,776,895
Default interest added to note payable	-	62,500
Settlements on note payable	(95,597)	(55,000)
Repayments of notes payable in cash	(96,000)	(241,500)
Less amounts converted to stock	(1,483,285)	(682,690)
Notes payable at end of period	7,356,144	3,193,956
Less debt discount	(2,624,984)	(1,145,849)
	$4,731,160	$2,048,107

Notes payable issued to related parties	$270,000	$170,000
Notes payable issued to non-related parties	$4,461,160	$1,878,107

Schedule of Maturity Dates of Notes Payable

The maturity dates on the notes payable are as follows:

Twelve months ending,	Non-related parties	Related parties	Total
Past due	$2,818,653	$100,000	$2,918,653
September 30, 2019	5,323,870	170,000	5,493,870
Total	$8,142,523	$270,000	$8,412,523

The maturity dates on the notes payable are as follows:

Twelve months ending,	Non-related parties	Related parties	Total
Past due	$1,122,403	$170,000	$1,292,403
December 31, 2018	5,963,741	100,000	6,063,741
Total	$7,086,144	$270,000	$7,356,144

Long-term Debt [Member]
Schedule of Maturity Dates of Notes Payable	The maturity dates on the loan are as follows: Maturity dates of long term debt
Twelve months ending,
December 31, 2018	$4,221
$4,221

Current portion	$4,221